Other assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Analysis of Other Assets

An analysis of other assets at December 31, 2016 and 2017 is as follows:

	2016		2017
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps.	12,078,114	Ps.	9,536,654
Costs of mobile equipment and computers associated with deferred revenues		5,914,166		6,182,010
Prepaid insurance		786,683		683,091
Other		759,130		950,991

	Ps.	19,538,093	Ps.	17,352,746

Non-current portion:
Recoverable taxes	Ps.	9,971,482	Ps.	12,249,372
Prepayments for the use of fiber optics		4,262,387		4,361,668
Prepaid expenses and judicial deposits (1)		25,267,208		25,926,436

Total		Ps. 39,501,077		Ps. 42,537,476

For the years ended December 31, 2015, 2016 and 2017, amortization expense for other assets was Ps. 558,457, Ps. 1,340,609 and Ps. 620,680, respectively.

(1)	Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. At December 31, 2016 and 2017, the amount for these deposits is Ps. 20,030,041 and Ps. 20,288,382, respectively. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable.